Parent Only Condensed Financial Information (Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net Income (Loss)	$ (2,062)	$ 6,051	$ 14,326
Decrease (Increase) in other assets	5,167	(5,227)	1,207
Increase in other liabilities	(1,922)	(937)	(1,159)
Net cash provided by operating activities	12,440	14,235	(2,391)
Cash acquired in acquisition		5,901	22,979
Net cash (used in) provided by investing activities	(52,669)	11,619	118,391
Proceeds from issuance of preferred stock	8,570
Cash dividend paid	4,310	4,549	3,412
Net cash (used in) financing activities	(41,725)	(29,894)	(62,220)
Net increase in cash and cash equivalents	(81,954)	(4,040)	53,780
Cash and cash equivalents-begininng	117,087	121,127	67,347
Cash and cash equivalents-ending	35,133	117,087	121,127
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income (Loss)	(2,062)	6,051	14,326
Equity in undistributed earnings (losses) of subsidiaries	17,697	3,360	(9,294)
Decrease (Increase) in other assets	(22)	95	171
Increase in other liabilities	490	18	(129)
Net cash provided by operating activities	16,103	9,524	5,074
Cash acquired in acquisition			31
Additional investment in subsidiary	(8,570)
Net cash (used in) provided by investing activities	(8,570)		31
Proceeds from issuance of preferred stock	8,570
Proceeds from issuance of common stock	109	237	73
Cash dividend paid	(4,310)	(4,549)	(3,412)
Purchase of treasury stock	(10,850)	(5,567)	(1,806)
Net cash (used in) financing activities	(6,481)	(9,879)	(5,145)
Net increase in cash and cash equivalents	1,052	(355)	(40)
Cash and cash equivalents-begininng		355	395
Cash and cash equivalents-ending	1,052		355
Transfer of securities available for sale to treasury stock			$ 235